SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity

 The following is a summary of the Company's stock options transactions in 2015:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	66,667	$0.97	1.6	$-
Granted	2,290,667	$1.01	8.5	$-
Forfeited	-	-	-	-

Options outstanding at end of year	2,357,334	$1.01	8.3	-

Vested and expected to vest at end of year	2,273,934	$1.01	8.3	$-

Options exercisable at end of year	689,334	$1.01	7.2	$-

*)	All options were out of the money as of December 31, 2015 and 2014 and their intrinsic value was considered as zero.

Summary of Restricted Share Activity

The following table summarizes information relating to restricted shares, as well as changes to such awards during 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015

Outstanding at beginning of year	131,459	19,579	-
Granted	-	-	-
Vested	(111,880)	(19,579)	-

Outstanding as of December 31,	19,579	-	-